SELECTED STATEMENTS OF OPERATIONS DATA (Schedule Of Financial Income, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data [Abstract]
Interest on marketable securities and bank deposits		$ 242	$ 101	$ 140
Foreign currency translation differences and derivatives		966	1,273	1,567
Total gross financial income		1,208	1,374	1,707
Bank charges and interest on loans		(3,794)	(5,885)	(7,691)
Foreign currency translation differences	[1]	(3,717)	(9,897)	(28,491)
Impairment and amortization of premium on marketable securities	[1]		(330)	(3,471)
Total gross financial expenses		(7,511)	(16,112)	(39,653)
Financial income, net		$ (6,303)	$ (14,738)	$ (37,946)

[1]	The amounts for the years ended December 2014 and 2015 include expenses of $ 20,452 and $1,634, respectively, resulting from the devaluation of the local currency in Venezuela, pursuant to SICAD II, and the related realization of certain assets denominated in or linked to the U.S. dollar due to restrictive government policies on payments in foreign currency. During 2016, the Company recorded $ 907 income upon collection of trade receivables balances at a rate which is higher than the SICAD II. In addition, for the year ended December 31, 2014 this amount also includes $ 2,170 related to certain transactions to expatriate cash from Venezuela and Argentina.